Accrued Expenses (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses
Accrued compensation	$ 186,921	$ 122,517
Acquisition contingent consideration	375,000
Accrued rent	34,760	30,596	4,482
Total accrued expenses	$ 596,681	$ 153,113